Inventories, Net - Schedule of Inventories, Net (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventory, Net [Abstract]
Raw materials	¥ 4,373,715		¥ 11,064,697
Work in process	27,861,392		9,979,114
Finished goods	3,615,825		8,822,607
Inventories, net	¥ 35,850,932	$ 5,008,093	¥ 29,866,418